DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
DEFERRED REVENUE
Summary of deferred revenue balance

	At December 31	At December 31
(in thousands)	2023	2022
Deferred revenue-pre-sold toll milling:
CLJV Toll Milling-Ecora	$34,958	$33,295
	$34,958	$33,295
Deferred revenue-by balance sheet presentation:
Current	$4,535	$4,915
Non-current	30,423	28,380
	$34,958	$33,295

Summary of deferred revenue liability continuity

(in thousands)	2023	2022

Balance-January 1	$33,295	$36,508
Revenue recognized during the period (note 21)	(1,855)	(5,987)
Accretion (note 20)	3,518	2,774
Balance-December 31	$34,958	$33,295